GENERAL (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Results of Discontinued Operations
	Year ended December 31,
	2021	2020	2019

Revenues	$-	$-	$-
Cost of sales	-	-	-
Operating expenses	-	-	-
Operating loss	-	-	-

Net loss	-	-	-

Loss from sale of subsidiary	-	-	(115)
Net loss from discontinued operations	$-	$-	$(115)